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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22005

Evergreen Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Global Dividend Opportunity Fund, for the quarter ended January 31, 2010. This series has October 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 60.0%
CONSUMER DISCRETIONARY 4.8%
Media 4.8%
Mediaset SpA	Italy	3,221,354	$24,393,170

ENERGY 5.6%
Oil, Gas & Consumable Fuels 5.6%
ENI SpA	Italy	1,000,000	23,291,652
Kayne Anderson MLP Investment Co.	United States	225,000	5,267,250

			28,558,902

FINANCIALS 5.1%
Commercial Banks 2.1%
Westpac Banking Corp.	Australia	500,000	10,505,248

Real Estate Investment Trusts (REITs) 3.0%
Chimera Investment Corp.	United States	500,000	1,960,000
Colony Financial, Inc. *	United States	100,000	1,990,000
Crexus Investment Corp. *	United States	62,500	860,625
Invesco Mortgage Capital, Inc.	United States	200,000	4,480,000
Starwood Property Trust, Inc.	United States	300,000	5,883,000

			15,173,625

INDUSTRIALS 6.2%
Air Freight & Logistics 2.4%
Deutsche Post AG	Germany	706,274	12,306,749

Construction & Engineering 3.8%
Bouygues SA	France	388,000	19,166,821

TELECOMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 8.7%
Cbeyond, Inc. *	United States	98,800	1,231,048
France Telecom	France	700,000	16,095,012
Qwest Communications International, Inc.	United States	1,500,000	6,315,000
Shenandoah Telecommunications Co. +	United States	368,600	6,339,920
Tele2 AB, Ser. B	Sweden	999,952	14,061,498

			44,042,478

Wireless Telecommunication Services 0.1%
Vivo Participacoes SA, ADR	Brazil	27,735	776,302

UTILITIES 29.5%
Electric Utilities 21.4%
E.ON AG	Germany	300,000	11,015,000
Enel SpA	Italy	5,000,000	27,004,413
Exelon Corp.	United States	15,000	684,300
FirstEnergy Corp.	United States	50,000	2,181,000
Fortum Oyj	Finland	600,000	15,286,981
FPL Group, Inc.	United States	25,000	1,219,000
Hera SpA	Italy	5,500,000	12,723,449
Iberdrola SA	Spain	2,000,000	17,000,614
Maine & Maritimes Corp.	United States	18,500	603,470
Red Electrica Corp. SA	Spain	246,500	12,372,184
TERNA SpA	Italy	2,000,000	8,052,482

			108,142,893

Independent Power Producers & Energy Traders 1.5%
Constellation Energy Group, Inc.	United States	239,100	7,718,148

Multi-Utilities 3.8%
Public Service Enterprise Group, Inc.	United States	25,000	764,750
RWE AG	Germany	125,000	11,077,909
SCANA Corp.	United States	50,000	1,780,500

1

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
Sempra Energy	United States	20,000	$1,015,000
Suez Environnement SA	France	200,000	4,543,819

			19,181,978

Water Utilities 2.8%
American Water Works Co.	United States	200,000	4,360,000
Pennichuck Corp. +	United States	50,000	998,500
Severn Trent plc	United Kingdom	500,000	8,972,183

			14,330,683

Total Common Stocks (cost $293,221,744)			304,296,997

PREFERRED STOCKS 35.2%
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Whitting Petroleum Corp., 6.25%	United States	15,000	2,580,000

FINANCIALS 13.5%
Capital Markets 0.1%
Deutsche Bank Contingent Capital Trust II, 6.55%	United States	25,000	549,500

Commercial Banks 10.2%
Bank of America Corp., Ser. MER, 8.625%	United States	124,500	3,052,740
Barclays Bank plc, Ser. 2, 6.625%	United Kingdom	60,000	1,269,600
BB&T Capital Trust VII, 8.10%	United States	300,000	7,770,000
Fifth Third Capital Trust V, 7.25%	United States	72,000	1,598,400
Fleet Capital Trust VIII, 7.20%	United States	50,000	1,105,000
National City Capital Trust II, 6.625%	United States	50,000	1,137,000
National City Capital Trust III, 6.625%	United States	50,000	1,103,000
PNC Capital Trust E, 7.75%	United States	500,000	12,615,000
Santander Bancorp, 10.50%	United States	195,040	5,500,128
SunTrust Capital IX, 7.875%	United States	200,000	4,920,000
USB Capital XI, 6.60%	United States	279,000	6,640,200
Wells Fargo Capital XII, 7.875% °	United States	200,000	5,162,000

			51,873,068

Diversified Financial Services 1.6%
ING Groep NV, 7.05%	Netherlands	144,532	2,795,249
ING Groep NV, 7.375%	Netherlands	122,000	2,477,820
JPMorgan Chase & Co. Capital Trust XXVIII, 7.20%	United States	100,000	2,578,130

			7,851,199

Insurance 1.0%
Principal Financial Group, Ser. B, 8.375%	United States	149,800	3,153,290
Protective Life Corp., 8.00%	United States	100,000	2,070,000

			5,223,290

Real Estate Investment Trusts (REITs) 0.6%
Vornado Realty LP, 7.875%	United States	120,000	2,980,800

MATERIALS 0.5%
Chemicals 0.5%
E.I. DuPont de Nemours & Co., 4.50%	United States	34,710	2,831,642

UTILITIES 20.7%
Electric Utilities 19.3%
Baltimore Gas & Electric Co., 7.125%	United States	55,000	5,485,442
Central Maine Power Co., 4.75%	United States	7,900	612,251
Connecticut Light & Power Co., Ser. 1947, 2.00%	United States	18,230	620,391
Connecticut Light & Power Co., Ser. 1949, 2.04%	United States	9,600	314,700
Connecticut Light & Power Co., Ser. 1949, 2.20%	United States	36,625	1,294,467

2

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Connecticut Light & Power Co., Ser. 1963, 4.50%	United States	66,124	$2,434,190
Connecticut Light & Power Co., Ser. 1967, 5.28%	United States	59,300	2,292,319
Connecticut Light & Power Co., Ser. 54E, 2.06%	United States	7,800	273,488
Connecticut Light & Power Co., Ser. F, 2.09%	United States	6,000	193,539
Consolidated Edison, Inc., Ser. A, 5.00%	United States	69,200	6,038,392
Consolidated Edison, Inc., Ser. D, 4.65%	United States	62,505	5,133,223
Dayton Power & Light Co., Ser. A, 3.75%	United States	9,416	674,127
Dayton Power & Light Co., Ser. B, 3.75%	United States	5,120	368,441
Dayton Power & Light Co., Ser. C, 3.90%	United States	17,500	1,202,031
Duquesne Light Co., 6.50%	United States	130,000	6,148,359
Energy East Corp., 3.75%	United States	1,900	122,604
Entergy Arkansas, Inc., 4.32%	United States	7,565	502,940
Entergy Arkansas, Inc., 4.56%	United States	2,732	189,147
Entergy Arkansas, Inc., 4.72%	United States	500	37,250
Entergy Arkansas, Inc., 6.08%	United States	8,444	749,286
Entergy Arkansas, Inc., 6.45%	United States	400,000	8,800,000
Entergy Arkansas, Inc., Ser. 1965, 4.56%	United States	13,578	957,674
Entergy Louisiana Holdings, 6.95%	United States	227,000	21,373,480
Entergy Mississippi, Inc., 4.36%	United States	3,248	221,473
Entergy Mississippi, Inc., 4.92%	United States	10,679	772,606
Entergy Mississippi, Inc., 7.25%	United States	89	2,314
Entergy New Orleans, Inc., 4.36%	United States	153	9,713
Entergy New Orleans, Inc., 4.75%	United States	6,102	430,490
Entergy New Orleans, Inc., 5.56%	United States	11,893	949,035
Florida Power Corp., 4.60%	United States	14,900	1,124,019
FPC Capital, Class I, Ser. A, 7.10%	United States	5,000	126,400
Gulf Power Corp., Ser. 1, 6.00%	United States	10,130	939,849
Hawaiian Electric Industries, Inc., Ser. J, 4.75% 144A	United States	55,000	761,409
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	United States	27,000	366,187
Indianapolis Power & Light Co., 4.20%	United States	20,000	1,725,626
Pacific Gas & Electric Co., 4.80%	United States	185,600	3,684,160
Pacific Gas & Electric Co., Ser. D, 5.00%	United States	126,000	2,709,000
Pacific Gas & Electric Co., Ser. I, 4.36%	United States	39,900	768,075
Scana Corp., Ser. A, 7.70%	United States	100,000	2,646,000
Southern California Edison Co., Ser. B, 4.08%	United States	48,100	834,054
Southern California Edison Co., Ser. D, 4.32%	United States	85,000	1,551,250
Union Electric Co., 4.50%	United States	14,600	1,040,024
Union Electric Co., 4.56%	United States	11,190	772,110
Union Electric Co., 7.64%	United States	21,350	2,120,990
Union Electric Co., Ser. 1969, 4.00%	United States	7,600	488,545
Xcel Energy, Inc., 3.60%	United States	6,000	369,360
Xcel Energy, Inc., 4.10%	United States	52,320	3,683,658
Xcel Energy, Inc., 4.16%	United States	30,030	2,282,881
Xcel Energy, Inc., 4.56%	United States	19,880	1,540,700

			97,737,669

Gas Utilities 1.0%
ATP Oil & Gas, 8.00% 144A	United States	20,000	1,793,650
Pacific Enterprises, 4.40%	United States	19,840	1,492,341
Public Service Electric & Gas Co., 4.08%	United States	19,640	1,382,656
Public Service Electric & Gas Co., 5.28%	United States	5,625	493,312

			5,161,959

Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc., Ser. A, 8.625%	United States	50,214	1,290,500

3

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Water Utilities 0.1%
Hackensack Water Co., 4.99% + ☐	United States	10,469	$607,202

Total Preferred Stocks (cost $169,535,854)			178,686,829

CONVERTIBLE PREFERRED STOCKS 0.8%
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
El Paso Corp., 4.99%, 12/31/2049 144A (cost $2,720,560)	United States	4,000	3,760,000

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø (cost $15,826,507)	United States	15,826,507	15,826,507

Total Investments (cost $481,304,665) 99.1%			502,570,333
Other Assets and Liabilities 0.9%			4,476,999

Net Assets 100.0%			$507,047,332

*	Non-income producing security
+	Security is deemed illiquid.
°

Security represents an investment in a non-controlled affiliate. At January 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $5,000,000 and earned $98,438 of income for the period from November 1, 2009 to January 31, 2010.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

United States	47.6%
Italy	19.6%
France	8.2%
Germany	7.0%
Spain	6.0%
Finland	3.1%
Sweden	2.9%
Australia	2.2%
United Kingdom	2.1%
Netherlands	1.1%
Brazil	0.2%

100.0%

During the period from November 1, 2009 through January 31, 2010, the Fund entered into written options for speculative purposes.

Open call options written as of January 31, 2010 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price		Market Value	Premiums Received

02/19/2010	Amsterdam Exchange Index	484	357	EUR	$13,220 ☐	$111,282
02/19/2010	CAC 40 Index	412	4,196	EUR	3,531 ☐	108,911
02/19/2010	DAX Index	554	6,233	EUR	6,231 ☐	118,227
02/19/2010	Euro STOXX 50 Index	553	3,122	EUR	6,368 ☐	118,237
02/19/2010	FTSE 100 Index	264	5,776	GBP	685 ☐	63,742
02/19/2010	NASDAQ 100 Index	125	1,966	USD	3,799 ☐	79,965
02/19/2010	NYSE Arca Index	6,581	37	USD	22,902 ☐	509,764
02/19/2010	OMX Stockholm 30 Index	1,706	1,028	SEK	25,343 ☐	139,453
02/19/2010	Russell 2000 Index	366	670	USD	9,465 ☐	134,058
02/19/2010	S&P 400 Mid Cap Index	314	782	USD	4,810 ☐	105,184
☐	Valued at fair value as determined by the investment advisor using third party modeling tools, according to procedures approved by the Board of Trustees.

4

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The Fund had average premiums received on written options in the amount of $454,109 during the period from November 1, 2009 through January 31, 2010.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $487,064,930. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,929,406 and $12,424,003, respectively, with a net unrealized appreciation of $15,505,403.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$56,427,814	$247,869,183	$0	$304,296,997
Preferred stocks	83,417,072	98,422,555	607,202	182,446,829
Short-term investments	15,826,507	0	0	15,826,507

	$155,671,393	$346,291,738	$607,202	$502,570,333

As of January 31, 2010 the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
	Quoted	Other Observable	Significant Unobservable
	Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Other financial instruments*	$0	$(96,354)	$0	$(96,354)

*	Other financial instruments include written options.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks	Options

Balance as of November 1, 2009	$701,424	$(49,648)
Realized gain (loss)	0	186,115
Change in unrealized appreciation (depreciation)	(94,222)	(136,467)
Net purchases (sales)	0	0
Transfers in and/or out of Level 3	0	0

Balance as of January 31, 2010	$607,202	0

Change in unrealized gains or losses included in earnings relating to
securities still held at January 31, 2010	$(94,222)	$0

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010